Results Related to Derecognition of Financial Liabilities	6 Months Ended
Jun. 30, 2024
Results Related to Derecognition of Financial Liabilities
Results Related to Derecognition of Financial Liabilities

19. Results Related to Derecognition of Financial Liabilities

	Six month period
	ended June 30,
	2024	2023
	€1.000	€1.000

Gain on waiver of Amylon convertible loans	—	509
	—	509

Convertible loans

Convertible loans were issued to Amylon Therapeutics B.V. (“Amylon”), an 80% subsidiary of the Company, and were interest-bearing at an average rate of 8% per annum. They were convertible into a variable number of ordinary shares within 36 months at the option of the holder or the Company in case financing criteria were met. Any unconverted loans became payable on demand after 24 – 36 months in equal quarterly terms.

In 2023 and 2022, Amylon entered into waiver agreements with its lenders. Such lenders’ loan agreements with Amylon are severed and any claims to repayment of any outstanding debt and accumulated interest are renounced. The amount of convertible loans and accumulated interest that was waived under these agreements in the six month period ended June 30, 2024 is € nil (six month period ended June 30, 2023: € 509,000).

In the third quarter of 2023, Amylon was legally dissolved.